Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)
Prospectus Date	rr_ProspectusDate	Jul. 30, 2012
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2012